Nature of Operations and Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nature of Operations and Summary of Significant Accounting Policies [Abstract]
Business acquisition, description	The Company’s approximately 1,700 granted and pending additive technology patents to date have been used to create models, prototypes, manufacturing tools, and production parts for a multitude of industries including aerospace, automotive, transportation, healthcare, consumer products, dental, medical, fashion and education.
Accounts receivable, net of allowance for credit losses	$ 900	$ 500
Long-term investments	100,200,000
Severance pay liabilities	2,800,000	3,200,000
Deposit in insurance policies and pension funds	2,300,000	3,200,000
Severance expenses	$ 3,900,000	3,400,000	$ 9.1
Annual taxable, percentage	50.00%
Annual compensation, percentage	4.00%
401(k) Plan contributions	$ 3,700,000	4,000,000	4,100,000
Advertising costs	$ 5,100,000	$ 4,500,000	$ 6,300,000
Income tax, percentage	25.00%
Maximum additional tax rate on distribution of dividends	10.00%
Settlement percentage	50.00%
Remaining economic life of the underlying asset	75.00%
Fair value of the underlying asset	90.00%
Short term lease recognition, term	12 months
Leases description	The Company is a party to several lease agreements for its facilities, the latest of which has been extended until September 2026.